Stockholders' Equity (Details) (USD $)	12 Months Ended			0 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Aug. 20, 2013 Director [Member]	Apr. 01, 2011 Director [Member]	Dec. 31, 2013 Director [Member]	Aug. 08, 2013 Securities Purchase Agreement [Member]	Jul. 31, 2013 Securities Purchase Agreement [Member]	Jul. 31, 2013 1999 Mt. RB, LLC [Member]	Dec. 31, 2013 1999 Mt. RB, LLC [Member]	May 31, 2013 Sunrise Financial Group, Inc. [Member]	Dec. 31, 2013 2008 Equity Incentive Plan [Member]	Jul. 31, 2013 Warrants [Member] Consultant [Member]	Dec. 31, 2012 Private placement [Member] Unit	Dec. 31, 2012 Private placement [Member] Warrants [Member]
Stockholders' Equity (Textual)
Common stock consisted in each unit up for sale														7,500	1,000
Stock option granted	1,735,208	178,000										520,208
Price per share, warrants															$ 10
Vesting period of stock options															2 years
Expected life of warrants (Years)							5 years	5 years							10 years
Number of common stock units sold														53
Yield generated from units sold														$ 795,000
Common stock issued under lease modification										390,394
Warrants issued to purchase common stock under purchase agreement							300,000	2,210,000		600,000	620,341		550,000
Warrants issued to purchase common stock, share price										$ 1.00	$ 0.73
Warrant expiration date										Feb. 04, 2014
Fair value of warrants issued on grant date							895,800			256,800	299,044
Warrants non cash expense										40,415	183,521
Prepaid asset										44,023	115,523
Other assets	172,362	0								172,362
Adjusted purchase price of warrants									$ 0.25	$ 0.25
Sale of stock under private placement								$ 0.25
Number of common stock sold							600,000	4,420,000
Warrant price of additional shares of common stock							$ 0.30	$ 0.30
Proceeds From Gross Sales							150,000	1,105,000
Legal costs associated with private placement							10,000
Issuance of common stock for rent and services	258,391
Common stock value issued for professional services	258,391	289,015
Stock option expense	695,250	578,887
Period of salary forfeited			84 days
Number of Restricted Shares, Vested				50,989	55,969
Number of Restricted Shares, Non-vested						118,379
Total increase in equity under private placement							$ 349,200
Exercise price of Warrants													0.30
Warrants Expiry Term													5 years